OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities	$747	$824
Lease liabilities(1)	1,131	1,049
Derivative liabilities	517	371
Deferred revenue	26	21
Provisions	20	7
Loans and notes payables	2	171
Total other non-current liabilities	$2,443	$2,443
(1)For the three and six months ended June 30, 2023, interest expense relating to total lease liabilities (see Note 15, Accounts Payable And Other Liabilities for the current portion) was $20 million and $41 million, respectively (2022 - $15 million and $29 million).